FEDERATED STOCK TRUST


SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION DATED DECEMBER 31, 2005.


On the Appendix, please replace the subsection entitled "Securities Lending Agent" with the following:






SECURITIES LENDING AGENT
Citigroup
Metropolitan West Securities, LLC






                                                              September 29, 2006








Cusip  313900102





35624 (9/06)



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